Share-Based Compensation - Shares Reserved for Future Issuance (Details)	Dec. 31, 2024 shares
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	3,509,445
Common Stock Options Outstanding
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	2,393,824
Unvested Restricted Stock Units under 2023 Plan
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	213,254
Unreleased Restricted Stock Units Assumed in Merger
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	17,000
2024 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	747,867
2024 Employee Stock Purchase Plan
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	137,500